Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2021
Aria Energy LLC [Member]
Related Party Transactions (Tables) [Line Items]
Schedule of transactions and balances with these related parties
	Six Months Ending June 30,
	2021	2020
Sales of construction services	$24	7,246
Sales of operations and maintenance services	746	850
Sales of administrative and other services	195	200
Accounts receivable	473	186